INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Raw materials and consumables	$ 270	$ 245
Work in progress	155	139
Finished goods and other	210	196
Carrying amount of inventories	$ 635	$ 580